Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

Note 2 -  Cash and Cash Equivalents

	December 31,
	2011	2010

Denominated in U.S. dollars	$15,405	$25,471
Denominated in New Israeli Shekels	1,686	2,251
Denominated in Euros	4,754	3,653
Denominated in Japanese Yen	1,146	2,372
Denominated in other currencies	1,294	872

	$24,285	$34,619